Share Capital and Share Premium - Common shares issued and fully paid (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Balance	$ 12
Balance	$ 80
Ordinary shares [member]
Balance	3,040,123	52,235
Issued during the period for share based compensation (Note 9)	4,012	217
Issuance of common stocks due conversion of loan (Note 8)		11,678
Issuance of new common stocks	14,905,000	852,750
Issuance of common stock due to exercise of pre-funded warrants	2,075,000	5,550
Balance	20,024,135	922,430
Issued capital [member]
Balance	$ 12	$ 0
Issuance of new common stocks	60	4
Issuance of common stock due to exercise of pre-funded warrants	8	0
Balance	$ 80	$ 4